Debt - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Debt Disclosure [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 75,271
Principal amounts of Long-term debt payable in the year ending June 30, 2013	225,437
Principal amounts of Long-term debt payable in the year ending June 30, 2014	236
Principal amounts of Long-term debt payable in the year ending June 30, 2015	154
Principal amounts of Long-term debt payable in the year ending June 30, 2016	290,200
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	83,688
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	59,003
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	35,490
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	23,511
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	20,689
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	72,988
Rental expense	118,496	123,582	125,516
Medium Term Notes 3.5 Percent Due September 2022
Debt Disclosure [Line Items]
Medium-term notes, issued amount	300,000
Medium-term notes, maturity date	September 2022
Medium-term notes, interest rate	3.50%
Medium-term notes, issuance cost	$ 5,460